Inventories	6 Months Ended
Jun. 26, 2011
Inventories
Inventories

6. INVENTORIES

Inventories consisted of the following:

	June 26, 2011	December 26, 2010
	(In thousands)
Chicken:
Live chicken and hens	$397,573	$348,700
Feed, eggs and other	226,640	221,939
Finished chicken products	322,303	440,458

Total chicken inventories	946,516	1,011,097

Other products:
Commercial feed, table eggs and other	14,419	12,355
Distribution inventories (other than chicken products)	6,132	5,802

Total other products inventories	20,551	18,157

Total inventories	$967,067	$1,029,254

Inventories included a lower-of-cost-or-market allowance of $2.5 million at December 26, 2010. There was no lower-of-cost-or-market allowance at June 26, 2011.